RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jul. 22, 2020
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month	$ 10,000	$ 10,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 600,000
Outstanding balance of related party note		0	500,000
Loan conversion agreement warrant			$ 1,500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		$ 0
Price of warrant			$ 1.50